Organization and Principal Activities (Details) - Schedule of Consolidated Balance Sheets Information - Variable Interest Entities [Member] - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 890,365	$ 1,025,141
Restricted cash	20,676
Accounts receivable, net	28,326,985	41,362,705
Amounts due from related parties		346,517
Inventories	67,826	768,216
Contract costs	1,691,293	2,012,309
Advance to suppliers	1,134,529	1,115,672
Deferred offering costs		1,330,902
Prepaid expenses and other current assets, net	1,665,653	460,850
Amount due from intercompany-current	748,183
Total current assets	34,545,510	48,422,312
Non-current assets:
Property and equipment, net	1,913,693	219,470
Intangible assets, net	212,445	637,114
Long-term investments	964,250	204,899
Right of use assets	173,879	865,399
Deferred tax assets, net		3,888,574
Prepaid expenses and other non-current assets	3,710,351	3,697,675
Amount due from related parties-non current	13,859,350
Total non-current assets	20,833,968	9,513,131
TOTAL ASSETS	55,379,478	57,935,443
Current liabilities:
Short-term borrowings	26,760,940	18,784,459
Accounts payable	13,210,566	9,180,532
Amount due to related parties-current	704,947	896,431
Deferred revenue	1,654,145	2,553,808
Accrued expenses and other current liabilities	13,295,209	17,006,680
Convertible loans		3,754,269
Lease liabilities, current	93,284	435,462
Amount due to intercompany-current	26,864,085
Total current liabilities	82,583,176	52,611,641
Non-current liabilities:
Amount due to related parties-non current	7,505,290	8,581,743
Accrued liabilities, non-current	5,153,803	5,391,664
Lease liabilities, non-current	61,471	300,974
Total non-current liabilities	12,720,564	14,274,381
TOTAL LIABILITIES	$ 95,303,740	$ 66,886,022